Offerings	Oct. 08, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Asset-Backed Securities
Security Class Title	Senior Secured Securitization Bonds, Series 2026A
Amount Registered | shares	599,461,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 599,461,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 52,153.11
Offering Note	Estimated solely for the purpose of calculating the registration fee.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Asset-Backed Securities
Security Class Title	Senior Secured Securitization Bonds, Series 2026A
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 1,000,000.00
Amount of Registration Fee	$ 138.10
Offering Note	See Offering note 1. $138.10 was previously paid in connection with the initial filing of this Registration Statement where $1,000,000 aggregate principal amount of Senior Secured Securitization Bonds, Series 2026A were registered, prior to the change to the fee rate to its existing rate.